Loans and Allowance for Credit Losses - Schedule of impaired loans, including the related allowances (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,738	$ 1,671
Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	967	850
Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	771	821
Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	329	339
Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	195	196
Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,214	1,136
Accumulated impairment [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	481	498
Accumulated impairment [member] | Related to specific allowances [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	331	345
Accumulated impairment [member] | Related to specific allowances [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	150	153
Accumulated impairment [member] | Residential mortgages [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10	12
Accumulated impairment [member] | Consumer installment and other personal [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91	91
Accumulated impairment [member] | Business and government loans [member] | Related to specific allowances [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	380	395
Gross carrying amount [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,219	2,169
Gross carrying amount [member] | Financial assets impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,298	1,195
Gross carrying amount [member] | Financial assets impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	921	974
Gross carrying amount [member] | Residential mortgages [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	339	351
Gross carrying amount [member] | Consumer installment and other personal [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	286	287
Gross carrying amount [member] | Business and government loans [member] | Financial assets impaired [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,594	$ 1,531